UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 12.6%
136,940	@	Amazon.com, Inc.	$114,661,231	3.3
2,057,406		Coach, Inc.	75,218,763	2.1
1,005,316		Comcast Corp. – Class A	66,692,664	1.9
939,645	@	Dish Network Corp. - Class A	51,473,753	1.5
634,178		Hasbro, Inc.	50,309,341	1.4
716,254		McDonald's Corp.	82,627,061	2.4
			440,982,813	12.6

		Consumer Staples: 10.5%
2,436,076		Coca-Cola Co.	103,094,736	2.9
534,468		Kimberly-Clark Corp.	67,417,794	1.9
1,035,666		Kraft Heinz Co.	92,702,464	2.7
1,061,569		Philip Morris International, Inc.	103,205,738	3.0
			366,420,732	10.5

		Energy: 7.3%
1,215,267		Anadarko Petroleum Corp.	76,999,317	2.2
830,315		Baker Hughes, Inc.	41,905,998	1.2
801,855		Occidental Petroleum Corp.	58,471,267	1.7
766,633		Royal Dutch Shell PLC - Class A ADR	38,385,314	1.1
727,039		Valero Energy Corp.	38,533,067	1.1
			254,294,963	7.3

		Financials: 12.6%
1,311,845		BB&T Corp.	49,482,793	1.4
547,620		Chubb Ltd.	68,808,453	2.0
781,301		Comerica, Inc.	36,971,163	1.1
810,644		Discover Financial Services	45,841,918	1.3
1,484,736		Hartford Financial Services Group, Inc.	63,576,396	1.8
611,549		Prudential Financial, Inc.	49,932,976	1.4
816,583		T. Rowe Price Group, Inc.	54,302,770	1.6
1,617,848		Wells Fargo & Co.	71,638,309	2.0
			440,554,778	12.6

		Health Care: 14.6%
979,915		Gilead Sciences, Inc.	77,530,875	2.2
1,159,065		Medtronic PLC	100,143,216	2.9
1,922,640		Merck & Co., Inc.	119,991,962	3.4
316,577		Shire PLC ADR	61,371,617	1.7
1,413,079		Teva Pharmaceutical Industries Ltd. ADR	65,015,765	1.9
620,435		UnitedHealth Group, Inc.	86,860,900	2.5
			510,914,335	14.6

		Industrials: 9.6%
435,385		Cummins, Inc.	55,794,588	1.6
520,892		Deere & Co.	44,458,132	1.3
465,500		General Dynamics Corp.	72,226,980	2.1
711,653		JB Hunt Transport Services, Inc.	57,743,525	1.6
371,799		L-3 Communications Holdings, Inc.	56,041,263	1.6
276,934		Roper Technologies, Inc.	50,532,147	1.4
			336,796,635	9.6

		Information Technology: 20.8%
2,039,101		Activision Blizzard, Inc.	90,332,174	2.6
1,749,066		Apple, Inc.	197,731,911	5.6
4,039,141		Cisco Systems, Inc.	128,121,553	3.7
2,989,082		Hewlett Packard Enterprise Co.	68,001,616	1.9
2,776,235		Microsoft Corp.	159,911,136	4.6
2,101,830		Oracle Corp.	82,559,882	2.4
			726,658,272	20.8

		Materials: 2.8%
1,220,941		Dow Chemical Co.	63,281,372	1.8
702,759		Nucor Corp.	34,751,433	1.0
			98,032,805	2.8

		Real Estate: 2.5%
420,889		Crown Castle International Corp.	39,651,953	1.1
229,961		Simon Property Group, Inc.	47,604,226	1.4
			87,256,179	2.5

		Telecommunication Services: 2.6%
2,227,715		AT&T, Inc.	90,467,506	2.6

		Utilities: 3.2%
430,063		NextEra Energy, Inc.	52,605,306	1.5
1,009,144		PG&E Corp.	61,729,339	1.7
			114,334,645	3.2

	Total Common Stock
	(Cost $2,908,148,219)		3,466,713,663	99.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Utilities: –%
20,000,000	Mirant Corp. Escrow Shares	–	–
10,000,000	Southern Energy Escrow Shares	–	–

Total Corporate Bonds/Notes
	(Cost $–)	–	–

Total Long-Term Investments
	(Cost $2,908,148,219)	3,466,713,663	99.1

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
30,125,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $30,125,000)	$30,125,000	0.9

	Total Short-Term Investments
	(Cost $30,125,000)	30,125,000	0.9

	Total Investments in Securities (Cost $2,938,273,219)	$3,496,838,663	100.0
	Assets in Excess of Other Liabilities	1,427,688	–
	Net Assets	$3,498,266,351	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $2,953,919,353.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$618,841,625
Gross Unrealized Depreciation	(75,922,315)

Net Unrealized Appreciation	$542,919,310

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$3,466,713,663	$–	$–	$3,466,713,663
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	30,125,000	–	–	30,125,000
Total Investments, at fair value	$3,496,838,663	$–	$–	$3,496,838,663

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016